Taxation - Reconciliation of actual income tax expense and amount computed by applying the PRC statutory income tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)			25.00%	25.00%	25.00%	25.00%
Income(loss) before tax			¥ (206,710)	$ (31,681)	¥ (506,621)	¥ 108,459
Income tax computed at PRC statutory tax rate			(51,678)		(126,655)	27,115
Tax rate differential not subject to PRC income tax			3,069		(3,193)	(576)
Non-deductible expense			43,350		151,990	2,245
Effect of preferential tax rate			(4,654)		47,979	(5,153)
Change in valuation allowance			29,819		(56,920)	(8,651)
Additional deduction for research and development expenses			(6,128)		(9,700)	(8,732)
Tax-exempted income			(1,054)		(1,440)	(2,306)
Late payment surcharge on uncertain tax position			2,039		1,321	544
Other			(98)		384	(53)
Income Tax Expense (Benefit)			¥ 14,665	$ 2,248	¥ 3,766	¥ 4,433
HNTE
Income Tax Disclosure [Line Items]
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%